Fees Summary	Sep. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 126,387,000
Previously Paid Amount	0.00
Total Fee Amount	19,349.85
Total Offset Amount	0.00
Net Fee	19,349.85
Narrative - Max Aggregate Offering Price	$ 126,387,000
Final Prospectus	true